Client Name:	XXX
Client Project Name:	GSMBS 2020-RPL1
Start - End Dates:	8/8/2016 - 3/21/2018
Deal Loan Count:	38
Report Run Date:	7/7/2020

Conditions Report 2.0

Loans in Report:	38
Loans with Conditions:	31

79 - Total Active Conditions
9 - Material Conditions
9 - Compliance Review Scope
1 - Category: Ability to Repay/Qualified Mortgage
6 - Category: Documentation
2 - Category: RESPA
70 - Non-Material Conditions
70 - Compliance Review Scope
1 - Category: Ability to Repay/Qualified Mortgage
2 - Category: Borrower's Interest
4 - Category: Documentation
36 - Category: Federal Consumer Protection
3 - Category: Finance Charge Tolerance
10 - Category: RESPA
6 - Category: Right of Rescission
3 - Category: State Consumer Protection
3 - Category: TILA
2 - Category: TILA/RESPA Integrated Disclosure
7 - Total Satisfied Conditions

7 - Compliance Review Scope
1 - Category: Ability to Repay/Qualified Mortgage
1 - Category: Documentation
4 - Category: Federal Consumer Protection
1 - Category: RESPA
0 - Total Waived Conditions

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